Summary of Short Term Debt and Weighted Average Annual Interest Rates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of short-term debt and weighted average annual interest rates
Total short-term debt	$ 278	$ 300
Commercial paper program [Member]
Summary of short-term debt and weighted average annual interest rates
$600 million commercial paper program (0.24% and 0.29%, respectively)	$ 278	$ 300